COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 5:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash and restricted bank deposit:

As of June 30, 2016, restricted cash was primarily attributed to bank guarantees to the landlords of the Company’s and CynoGen’s premises for the fulfillment of their lease commitments in the amount of approximately $678. These restricted cash deposits are presented in short-term and long-term "Bank deposited and restricted cash".

b.	The facilities of the Company and its U.S. subsidiaries are leased under various operating lease agreements, the latest of which ends in 2018. Aggregate annual minimum lease commitments under the non-cancelable operating lease agreements as of June 30, 2016, are as follows:

2016	$352
2017	668
2018	555

Total	$1,572

Lease expenses for the Company's facilities for the six months ended June 30, 2016 and 2015, were $375 and $301, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $6 as of June 30, 2016.

Lease expenses for motor vehicles for the six months ended June 30, 2016 and 2015, were $20 and $22, respectively.

d.	The Company entered into a three-year capital lease agreement in which it purchased lab equipment for its operation.

The following table is a schedule, by years, of the future minimum lease payments required as of June 30, 2016:

2016	$23
2017	55
2018	55
2019	14

Total lease payments	$147

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $960, of which $540 will be paid after June 30, 2016.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $434, of which $217 will be paid after June 30, 2016.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $165 will be paid after June 30, 2016.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $267, of which $109 will be paid after June 30, 2016.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $405 will be paid after June 30, 2016.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $270 will be paid after June 30, 2016.

k.	In July 2014, the Company signed a royalty-bearing joint research and license agreement with a third party. Under this agreement, the Company and the third party engage in joint research and the Company was granted a non-exclusive, royalty bearing, non-transferable and non-sublicensable license to use the joint information, inventions and patents for the development, manufacture, commercialization, distribution and sale of products, while the third party was also granted a non-exclusive, sublicensable and a worldwide license. In consideration for this agreement, the Company will pay a fixed annual license maintenance fees and royalties based on net sales. In the six month period ended June 30, 2016, the Company paid $5 under this agreement.

L.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Economy, of the State of Israel (the "OCS"). The purpose of the consortium is to develop RNAi-based therapeutics. Under the terms applicable to members of the consortium, so long as the Company continues to meet the criteria for receiving these grants, which criteria include the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to OCS of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to OCS. As of June 30, 2016, the Company received total grants of $43 from the OCS for its development under the consortium.

m. Magneton Project:

In October 2013, the Company entered into a sponsored research agreement with Ramot at Tel Aviv University (“Ramot”), a Company organized under the laws of Israel and a wholly-owned subsidiary of Tel Aviv University, for the joint development of a nano-carrier system for miR mimetic technology to treat cancer. The parties will perform joint research in accordance with a plan approved, and jointly funded by the OCS and the Company, for an initial period of 12 months commencing on October 1, 2013 and an additional period of 12 months, subject to approval by OCS, which was approved in November 2014. During 2015 the Company received an additional extension from the OCS which extended the plan to December 31, 2015. Under the applicable terms, so long as the Company continues to meet the criteria for receiving OCS grants, which criteria includes the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to OCS of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to OCS. As of June 30, 2016, the Company received total grants of $76 from the OCS for its development under this project.